SHARE OPTIONS	12 Months Ended
Dec. 31, 2025
SHARE OPTIONS
SHARE OPTIONS

10.          SHARE OPTIONS

In 2008, the Group adopted the Amended and Reinstated 2008 Share Incentive Plan, or the 2008 Plan. The 2008 Plan is intended to promote the Company’s success and to increase shareholder value by providing an additional means to attract, motivate, retain and reward selected directors, officers, employees and other eligible persons. An aggregate of 4,444,444 ordinary shares were reserved for issuance under the 2008 Plan. On June 9, 2014, the 2008 Plan was amended to increase the maximum aggregate number of ordinary shares reserved for issuance under the 2008 Plan to 11,344,444.

In 2019, the Group adopted the 2019 Share Incentive Plan, or the 2019 plan. Pursuant to the 2019 Plan, total shares that the 2019 Plan was authorized to grant were 2,867,382 ordinary shares. Subsequently, the 2019 plan was amended to be authorized to grant a total of 10,667,382 ordinary shares.

The 2008 Plan and 2019 Plan are collectively referred to as the Plans.

In 2023, the Company granted 44,444 share options at exercise prices of $0.01 per share, 77,036 share options at exercise prices of $0.81 per share and 1,200,000 share options at exercise prices of $0.30 per share under the Plans. These share options vest immediately.

In 2024, the Company granted 37,038 share options at exercise price of $0.30 per share and 155,556 share options at exercise price of $0.01 per share, which vest immediately. The Company granted 980,000 share options at exercise price of $0.33 per share vest over a period of two years, and 1,600,000 share options at exercise price of $0.33 per share vest over a period of one year and five months.

In 2025, the Company granted 165,552 share options at exercise price of $nil per share to certain employees, which vest immediately.

The fair value of each option granted was estimated on the date of grant using a binomial option pricing model with the following assumptions during the applicable periods:

	Year ended December 31,
	2023	2024	2025
Risk-free interest rate per annum	3.85%	4.57%	4.27%
Exercise multiple	2.8	2.8	2.8
Expected volatility	78.0%	109.3%	107.38%
Expected dividend yield	0%	0%	0%
Fair value of ordinary shares	$0.52	$0.32	$0.12
Expected terms (in years)	10	10	10

(1)	Risk-free interest rates

Risk-free interest rates were estimated based on the yield to maturity of US treasury bonds with a maturity period close to the contractual term of the options for the years ended December 31, 2023, 2024 and 2025, respectively.

(2)	Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s publicly traded stock.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value of underlying ordinary shares

The fair value of the underlying ordinary shares is determined based on the closing market price of the ADS of the Company as of the grant date.

A summary of the share option activities under the Plans as of December 31, 2025, and changes during the year then ended is presented below:

		Weighted
		average
	Options	exercise price
	granted	per option

Outstanding at January 1, 2025	6,842,494	$0.34
Granted	165,552	$—
Exercised	(121,104)	$—
Forfeited	(1,069,900)	$0.31
Outstanding at December 31, 2025	5,817,042	$0.34

The following table summarizes information regarding the share options granted under the Plans as of December 31, 2025:

	As of December 31, 2025
			Weighted-
		Weighted-	average remaining	Weighted-
		average exercise	contractual	Average
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	5,817,042	$0.34	6.75	$0.01
Exercisable	5,407,042	$0.34	6.63	$0.01
Expected to vest	410,000	$0.33	8.43	$—

The total intrinsic value of options exercised were $nil, $2 and $12 for the years ended December 31, 2023, 2024 and 2025.

The weighted average grant date fair value of options granted during the years ended December 31, 2023, 2024 and 2025 was $0.21, $0.04 and $0.12, respectively.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded share-based compensation expense of $281, $87 and $20 related to the options under the Plans, respectively. As of December 31, 2025, there was no unrecognized compensation cost related to the options.